Schedule of accounts and other receivables (Details) - USD ($)	May 31, 2022	Aug. 31, 2021	May 31, 2021	Aug. 31, 2020
Trade accounts receivable	$ 8,836,051	$ 9,677,725
Other receivables	50,857	53,387
Allowance for doubtful accounts	(1,022,636)	(1,084,305)	$ (943,534)	$ (874,438)
Total accounts and other receivables	$ 7,864,272	$ 8,646,807